1900 K Street, NW
Washington, DC 20006-1110
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www.dechert.com

ALEXANDER C. KARAMPATSOS

alexander.karampatsos@dechert.com
+1 202 261 3402 Direct

June 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Forethought Variable Insurance Trust (the “Registrant”) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended. This Registration Statement is being filed in connection with the reorganization of each of the Acquired Portfolios with and into the corresponding Acquiring Portfolio (as shown in the chart below), each a series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

Acquired Portfolio	Corresponding Acquiring Portfolio
Global Atlantic BlackRock Disciplined U.S. Core Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio
Global Atlantic Goldman Sachs Global Equity Insights Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Global Atlantic BlackRock Disciplined Small Cap Portfolio	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402 or John O’Hanlon at 617.728.7111.

Very truly yours,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos

cc:                                Sarah Patterson

Elizabeth Constant

John O’Hanlon